Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

15. Related party transactions:

As at and for the year ended December 31, 2022, the Company has the following related party transactions:

	2022	2021	2020
Directors fees	$8,970	$8,000	$8,248
Salaries, wages, consultants and benefits	659,558	612,492	456,042
Selling and marketing	126,920	77,906	57,498
Stock-based compensation (Note 10)	276,207	237,348	61,701
Content and software development (Note 8)	246,016	214,843	156,522
Closing balance for the year	$1,317,671	$1,150,589	$740,011

The Company has liabilities of $80,874 (2021 - $53,829) as at December 31, 2022, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the year ended December 31, 2022, the Company granted 900,000 options with an exercise price of CAD$0.50 ($0.39) per share to current directors and officers of the Company.

During the year ended December 31, 2021, the Company granted the following options to related parties:

a) 400,000 options with an exercise price of CAD$0.50 ($0.39) per share

b) 400,000 options with an exercise price of CAD$1.02 ($0.80) per share

The related party transactions are in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.